CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES
40 CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES
Interchange fees
With respect to multi-lateral interchange fees (MIFs), the Lloyds Banking Group is not involved in the ongoing litigation which involves card schemes such as Visa and Mastercard (as described below). However, the Group is a member/licensee of Visa and Mastercard and other card schemes. The litigation in question is as follows:
–litigation brought by retailers against both Visa and Mastercard continues in the English Courts (and includes a judgment of the Supreme Court in June 2020 upholding the Court of Appeal's finding in 2018 that historic interchange arrangements of Mastercard and Visa infringed competition law); and
–litigation brought on behalf of UK consumers in the English Courts against Mastercard, which the Supreme Court has now confirmed can proceed.
Any impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time, such that it is not practicable for the Group to provide an estimate of any potential financial effect. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Lloyds Banking Group) and Visa Inc, as part of Visa Inc’s acquisition of Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the Lloyds Banking Group may be subject and this cap is set at the cash consideration received by the Lloyds Banking Group for the sale of its stake in Visa Europe to Visa Inc in 2016. In 2016, the Group received Visa preference stock as part of the consideration for the sale of its shares in Visa Europe. In 2020, some of these Visa preference shares were converted into Visa Inc Class A common stock (in accordance with the provisions of the Visa Europe sale documentation) and they were subsequently sold by the Group. The sale had no impact on this contingent liability.
LIBOR and other trading rates
Certain Lloyds Banking Group companies, together with other panel banks, have been named as defendants in private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US Dollar, Japanese Yen and Sterling London Interbank Offered Rate and the Australian BBSW reference rate. Certain of the plaintiffs' claims have been dismissed by the US Federal Court for the Southern District of New York (subject to appeals).
Certain Lloyds Banking Group companies are also named as defendants in (i) UK based claims; and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of the claims against the Lloyds Banking Group in relation to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.
Furthermore, the Swiss Competition Commission concluded its investigation against Lloyds Bank plc in June 2019. However, the Lloyds Banking Group continues to respond to litigation arising out of the investigations into submissions made by panel members to the bodies that set LIBOR and various other interbank offered rates.
It is currently not possible to predict the scope and ultimate outcome on the Lloyds Banking Group of the various outstanding regulatory investigations not encompassed by the settlements, any private lawsuits or any related challenges to the interpretation or validity of any of the Lloyds Banking Group's contractual arrangements, including their timing and scale. As such, it is not practicable to provide an estimate of any potential financial effect.
Tax authorities
The Lloyds Banking Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013, HMRC informed the Lloyds Banking Group that its interpretation of the UK rules means that the group relief is not available. In 2020, HMRC concluded their enquiry into the matter and issued a closure notice. The Lloyds Banking Group's interpretation of the UK rules has not changed and hence it has appealed to the First Tier Tax Tribunal, with a hearing expected in early 2022. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management estimate that this would result in an increase in current tax liabilities of approximately £700 million (including interest) and a reduction in deferred tax assets of approximately £270 million. The Lloyds Banking Group, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc), none of which is expected to have a material impact on the financial position of the Group.
Other legal actions and regulatory matters
In addition, during the ordinary course of business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers, investors or other third parties, as well as legal and regulatory reviews, challenges, investigations and enforcement actions, both in the UK and overseas. All material such matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. In those instances where it is concluded that it is more likely than not that a payment will be made, a provision is established to management's best estimate of the amount required at the relevant balance sheet date. In some cases it will not be possible to form a view, for example because the facts are unclear or because further time is needed properly to assess the merits of the case, and no provisions are held in relation to such matters. In these circumstances, specific disclosure in relation to a contingent liability will be made where material. However the Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows.
Contingent liabilities, commitments and guarantees arising from the banking business

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Contingent liabilities
Acceptances and endorsements	73	17	73	16
Other:
Other items serving as direct credit substitutes	221	279	203	259
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	2,274	1,817	2,014
	2,291	2,553	2,020	2,273
Total contingent liabilities	2,364	2,570	2,093	2,289

	The Bank
	2020	2019
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	1	1
The contingent liabilities of the Group and the Bank arise in the normal course of banking business and it is not practicable to quantify their future financial effect.

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	—	—	—
Forward asset purchases and forward deposits placed	124	171	96	157
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	20,128	12,647	1,720	1,120
Other commitments and guarantees	82,151	78,306	32,832	29,608
	102,279	90,953	34,552	30,728
1 year or over original maturity	31,194	25,310	28,118	21,664
Total commitments and guarantees	133,598	116,434	62,766	52,549

	The Bank
	2020	2019
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	3,659	4,647
Of the amounts shown above in respect of undrawn formal standby facilities, credit lines and other commitments to lend, £59,240 million (2019: £46,629 million) for the Group and £32,847 million (2019: £27,672 million) for the Bank were irrevocable.
Capital commitments
Excluding commitments of the Group in respect of investment property (note 21), capital expenditure contracted but not provided for at 31 December 2020 amounted to £501 million (2019: £405 million) for the Group and £nil (2019: £2 million) for the Bank. Of this amount for the Group, £501 million (2019: £400 million) related to assets to be leased to customers under operating leases. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.